Schedule V	12 Months Ended
Dec. 31, 2013
Schedule V
Schedule V [Text Block]

SCHEDULE V

THE TRAVELERS COMPANIES, INC. AND SUBSIDIARIES
Valuation and Qualifying Accounts
(in millions)

	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts(1)	Deductions(2)	Balance at end of period
2013
Reinsurance recoverables	$258	$—	$2	$21	$239
Allowance for uncollectible:
Premiums receivable from underwriting activities	$76	$48	$—	$49	$75
Deductibles	$41	$1	$—	$3	$39
2012
Reinsurance recoverables	$345	$—	$—	$87	$258
Allowance for uncollectible:
Premiums receivable from underwriting activities	$83	$44	$—	$51	$76
Deductibles	$40	$4	$—	$3	$41
2011
Reinsurance recoverables	$363	$—	$—	$18	$345
Allowance for uncollectible:
Premiums receivable from underwriting activities	$116	$23	$—	$56	$83
Deductibles	$37	$6	$—	$3	$40
(1)
Amount in 2013 represents allowance for uncollectible reinsurance recoverables acquired November 1, 2013 as part of the Company's acquisition of Dominion.

(2)
Credited to the related asset account.